SEGMENT AND GEOGRAPHIC DATA - Segment Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) SEGMENT	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) SEGMENT		Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | SEGMENT	3		3
Revenue, from external customers	$ 31,866	$ 33,891	$ 140,056		$ 161,338
Inter-segment revenue
Total revenue	31,866	33,891	140,056	[1]	161,338	[1]
Adjusted net revenue, from external customers	16,398	16,330	70,152	[2]	80,267	[2]
Inter-segment adjusted net revenue	0	0	0	[2]	0
Total adjusted net revenue	16,398	16,330	70,152		80,267
Salaries and related	(14,345)	(15,166)	(58,309)		(62,859)
EBITDA (loss)	(1,512)	(2,682)	(2,469)	[3]	3,663	[3]
Depreciation and amortization	(283)	(397)	(1,361)		(1,467)
Interest income, net	71	93	360		372
Intercompany dividend/interest (expense) income, net	0	0	0		0
Provision for income taxes	(32)	88	(1,300)		(370)
Net (loss) income	(1,756)	(2,898)	(4,770)		2,198
Accounts receivable, net	21,281		20,093		19,710
Long-lived assets, net of accumulated depreciation and amortization	8,186		8,436	[4],[5]	9,798	[4],[5]
Total assets	53,185		52,583		60,958
Inter-Segment Elimination
Segment Reporting Information [Line Items]
Revenue, from external customers	0	0	0		0
Inter-segment revenue	(91)	(55)	(255)		(299)
Total revenue	(91)	(55)	(255)		(299)
Adjusted net revenue, from external customers	0	0	0	[2]	0	[2]
Inter-segment adjusted net revenue	0	0	1		(34)
Total adjusted net revenue	0	0	1		(34)
Salaries and related	0	0	0		0
EBITDA (loss)	0	0	0	[3]	0
Depreciation and amortization	0	0	0	[3]	0
Interest income, net	0	0	0		0
Intercompany dividend/interest (expense) income, net	0	0	0		0
Provision for income taxes	0	0	0		0
Net (loss) income	0	0	0		0
Accounts receivable, net	0		0		0
Long-lived assets, net of accumulated depreciation and amortization	0		0	[5]	0	[5]
Total assets	0		0		0
Hudson Americas | Operating Segments
Segment Reporting Information [Line Items]
Revenue, from external customers	6,852	5,994	27,894		31,254
Inter-segment revenue	90	55	210		326
Total revenue	6,942	6,049	28,104		31,580
Adjusted net revenue, from external customers	5,980	5,805	25,144	[2]	30,141	[2]
Inter-segment adjusted net revenue	89	55	206		326
Total adjusted net revenue	6,069	5,860	25,350		30,467
Salaries and related	(4,818)	(5,354)	(19,603)		(25,224)
EBITDA (loss)	(141)	(864)	339	[3]	(704)	[3]
Depreciation and amortization	(241)	(349)	(1,163)		(1,282)
Interest income, net	0	0	0		0
Intercompany dividend/interest (expense) income, net	0	0	0		0
Provision for income taxes	(20)	(15)	(126)		83
Net (loss) income	(402)	(1,228)	(950)		(1,903)
Accounts receivable, net	5,643		4,740		5,502
Long-lived assets, net of accumulated depreciation and amortization	6,409		6,640	[5]	7,773	[5]
Total assets	14,571		14,455		17,632
Hudson Asia Pacific | Operating Segments
Segment Reporting Information [Line Items]
Revenue, from external customers	19,127	21,509	86,704		103,857
Inter-segment revenue	1		4
Total revenue	19,128	21,509	86,708		103,857
Adjusted net revenue, from external customers	7,211	6,546	29,416	[2]	33,675	[2]
Inter-segment adjusted net revenue	(88)	(47)	(226)		(208)
Total adjusted net revenue	7,123	6,499	29,190		33,467
Salaries and related	(5,718)	(5,989)	(23,773)		(23,467)
EBITDA (loss)	283	(601)	482	[3]	5,859	[3]
Depreciation and amortization	(35)	(38)	(161)		(146)
Interest income, net	2	3	9		2
Intercompany dividend/interest (expense) income, net	(123)	(132)	(529)		(505)
Provision for income taxes	(86)	217	(364)		(1,524)
Net (loss) income	41	(551)	(563)		3,686
Accounts receivable, net	10,801		9,254		9,280
Long-lived assets, net of accumulated depreciation and amortization	1,731		1,744	[5]	1,954	[5]
Total assets	22,185		21,425		23,604
Hudson Europe | Operating Segments
Segment Reporting Information [Line Items]
Revenue, from external customers	5,887	6,388	25,458		26,227
Inter-segment revenue			41		(27)
Total revenue	5,887	6,388	25,499		26,200
Adjusted net revenue, from external customers	3,207	3,979	15,592	[2]	16,451	[2]
Inter-segment adjusted net revenue	(1)	(8)	19		(84)
Total adjusted net revenue	3,206	3,971	15,611		16,367
Salaries and related	(3,358)	(3,355)	(13,567)		(12,848)
EBITDA (loss)	(638)	268	298	[3]	1,582	[3]
Depreciation and amortization	(4)	(7)	(26)		(29)
Interest income, net	0	0	0		(1)
Intercompany dividend/interest (expense) income, net	0	0	0		0
Provision for income taxes	30	(86)	(752)		724
Net (loss) income	(612)	175	(480)		2,276
Accounts receivable, net	4,837		6,099		4,928
Long-lived assets, net of accumulated depreciation and amortization	21		26	[5]	33	[5]
Total assets	9,350		9,393		11,064
Corporate Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenue, from external customers	0	0	0		0
Inter-segment revenue
Total revenue	0	0	0		0
Adjusted net revenue, from external customers	0	0	0	[2]	0	[2]
Inter-segment adjusted net revenue	0	0	0		0
Total adjusted net revenue	0	0	0		0
Salaries and related	(451)	(468)	(1,366)		(1,320)
EBITDA (loss)	(1,016)	(1,485)	(3,588)	[3]	(3,074)	[3]
Depreciation and amortization	(3)	(3)	(11)		(10)
Interest income, net	69	90	351		371
Intercompany dividend/interest (expense) income, net	123	132	529		505
Provision for income taxes	44	(28)	(58)		347
Net (loss) income	(783)	$ (1,294)	(2,777)		(1,861)
Accounts receivable, net	0		0		0
Long-lived assets, net of accumulated depreciation and amortization	25		26	[5]	38	[5]
Total assets	$ 7,079		$ 7,310		$ 8,658

[1]	Revenue by geographic region disclosed above is net of any inter-segment revenue and, therefore, represents only revenue from external customers according to the location of the operating subsidiary.
[2]	Adjusted net revenue are net of the Direct contracting costs and reimbursed expenses caption on the Consolidated Statements of Operations. Direct contracting costs and reimbursed expenses include the direct staffing costs of salaries, payroll taxes, employee benefits, travel expenses, and insurance costs for the Company’s contractors and reimbursed out-of-pocket expenses and other direct costs. The region where services are provided, the mix of RPO and contracting, and the functional nature of the staffing services provided can affect operating income and EBITDA. The salaries, commissions, payroll taxes, and employee benefits related to recruitment professionals are included under the caption “Salaries and related” in the Consolidated Statements of Operations.
[3]	SEC Regulation S-K 229.10(e)1(ii)(A) defines EBITDA as earnings before interest, taxes, depreciation and amortization. EBITDA is presented to provide additional information to investors about the Company’s operations on a basis consistent with the measures that the Company uses to manage its operations and evaluate its performance. Management also uses this measurement to evaluate working capital requirements. EBITDA should not be considered in isolation or as a substitute for operating income and net income prepared in accordance with U.S. GAAP or as a measure of the Company’s profitability.
[4]	Comprised of property and equipment, intangible and goodwill, net of accumulated depreciation and amortization.
[5]	Comprised of property and equipment, intangible assets and goodwill, net of accumulated depreciation and amortization.